Consolidated Statement of Equity and Partners' Capital (USD $) In Thousands		Total		Chipeta Processing Limited Liability Company [Member]		Net Investment by Anadarko	Common [Member]	Common [Member] Chipeta Processing Limited Liability Company [Member]		Subordinated [Member]	General Partner Member	General Partner Member Chipeta Processing Limited Liability Company [Member]		Noncontrolling Interest Member	Noncontrolling Interest Member Chipeta Processing Limited Liability Company [Member]
Balance at Dec. 31, 2009	[1]	$ 1,627,818				$ 749,369	$ 497,230			$ 276,571	$ 13,726			$ 90,922
Net income		156,933	[1]			31,797	68,410			42,654	3,067			11,005
Issuance of common and general partner units, net of offering expenses		345,803					338,483				7,320
Contributions from noncontrolling interest owners		2,053												2,053
Distributions to noncontrolling interest owners		(13,222)												(13,222)
Distributions to unitholders		(94,194)					(55,108)			(36,885)	(2,201)
Acquisition from affiliates		(734,780)				(684,487)	(49,662)				(631)
Net pre-acquisition contributions from (distributions to) Anadarko		95,881				95,881
Net distributions of other assets to Anadarko	[1]	(7,827)
Elimination of net deferred tax liabilities		214,464				214,464
Contribution of other assets from Anadarko		10,715					10,500				215
Other		1,840				1,219	864			44	9			(296)
Balance at Dec. 31, 2010	[1]	1,613,311				408,243	810,717			282,384	21,505			90,462
Net income		206,861	[1]			52,599	110,542			21,018	8,599			14,103
Conversion of subordinated units to common units	[2]						272,222			(272,222)
Issuance of common and general partner units, net of offering expenses		335,317					328,345				6,972
Contributions from noncontrolling interest owners		33,637												33,637
Distributions to noncontrolling interest owners		(17,478)												(17,478)
Distributions to unitholders		(140,118)					(102,091)			(31,180)	(6,847)
Acquisition from affiliates		(25,000)				(92,666)	66,313				1,353
Contributions of equity-based compensation from Anadarko	[3]	9,666					9,472				194
Net pre-acquisition contributions from (distributions to) Anadarko		(33,785)				(33,785)
Elimination of net deferred tax liabilities		22,072				22,072
Other		(314)					(267)				(47)
Balance at Dec. 31, 2011	[1]	2,004,169				356,463	1,495,253				31,729			120,724
Net income		149,311	[1]			27,435	78,897				28,089			14,890
Issuance of common and general partner units, net of offering expenses		625,877					613,188				12,689
Contributions from noncontrolling interest owners		29,108												29,108
Distributions to noncontrolling interest owners		(17,303)												(17,303)
Distributions to unitholders		(197,850)					(175,639)				(22,211)
Acquisition from affiliates		(458,764)		(121,104)	[4]	(482,701)	23,458	(44,071)	[4]		479	162	[4]		(77,195)	[4]
Contributions of equity-based compensation from Anadarko	[3]	87,057					84,971				2,086
Net pre-acquisition contributions from (distributions to) Anadarko		85,662				192,259	(106,597)
Net distributions of other assets to Anadarko		(15,296)	[1]				(15,002)				(273)			(21)
Elimination of net deferred tax liabilities		106,504				106,504
Other		3,065					2,608				2			455
Balance at Dec. 31, 2012	[1]	$ 2,280,436				$ 199,960	$ 1,957,066				$ 52,752			$ 70,658

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.
[3]	Associated with the Anadarko Incentive Plans for the year ended December 31, 2011, and associated with the Anadarko Incentive Plans and the Incentive Plan for the year ended December 31, 2012, as defined and described in Note 1 and Note 5.
[4]	See Note 2 for a description of the acquisition of Anadarko’s then remaining 24% membership interest in Chipeta in August 2012. The $43.9 million decrease to partners’ capital resulting from the August 2012 Chipeta acquisition together with net income attributable to Western Gas Partners, LP totaled $90.5 million for the year ended December 31, 2012.